SHARE CAPITAL - Schedule of range of exercise prices and expiration date for warrants outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Apr. 19, 2024	Nov. 15, 2023	Aug. 03, 2023	Mar. 30, 2023
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants exercise price		$ 0.0002	$ 0.0002	$ 0.0002	$ 0.0002
Warrants [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of warrants Outstanding	710,549
$150 [Member] | Warrants [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants exercise price	$ 150
Number of warrants Outstanding	375
Exercisable until	2026
$341.4 [Member] | Warrants [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants exercise price	$ 341.4
Number of warrants Outstanding	11,850
Exercisable until	2027
$13.5 [Member] | Warrants [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants exercise price	$ 13.5
Number of warrants Outstanding	698,324
Exercisable until	2029